INVESTMENTS AND VARIABLE INTEREST ENTITIES	12 Months Ended
Mar. 31, 2016
Equity Method Investments and Joint Ventures [Abstract]
Investments and Variable Interest Entities

6 —  INVESTMENTS AND VARIABLE INTEREST ENTITIES

Happy Cellular Services Limited

As part of our acquisition of MoneyOnMobile enterprise in January 2014, we acquired a 40% equity interest in Happy Cellular Services Limited (“Happy Cellular”). Happy Cellular is a mobile talk time reseller based in India. As of March 31, 2016 and 2015, our equity investment balance was $190,172 and $201,600, respectively.

GreedyGame Media Pvt. Limited

During the year ended March 31, 2016, MMPL purchased shares of GreedyGame Media Pvt. Limited (“GreedyGame”). GreedyGame is a mobile marketing company based in India. Our investment balance at March 31, 2016 was $18,153.

VARIABLE INTERST ENTITIES

A VIE is an entity that is evaluated for consolidation using more than a simple analysis of voting control. We consolidate our VIEs where we determine that we have both the power to direct the activities of a VIE that most significantly impact the VIE’s economic performance and the obligation to absorb losses or receive benefits from the VIE.

My Mobile Payments Limited

We did not hold a majority ownership interest in MMPL at either March 31, 2016 or 2015. Therefore, our determination of whether to consolidate is based upon the power to direct the activities that significantly impact the economic success of these entities. We are the primary beneficiary of MMPL as we are deemed to have a controlling financial interest due to having both a) the power to direct activities that most significantly impact its financial performance and b) the obligation to absorb losses that potentially could be significant.
Our analysis includes consideration of the following factors which highlights our ability to control and direct significant influence over financial performance and overall investment strategy:
i) shared Board of Directors with DPPL; and
ii) inter-dependent operations with DPPL (i.e. MMPL is not a sustainable business without DPPL); and
iii) MMPL relies exclusively on DPPL to fund its operations.
Contractual terms that may change the powers held in future periods, such as a purchase or sale options, are not considered in our analysis. Based on our analysis, we believe that we hold the power and rights to direct the most significant activities of MMPL and as a result the financial results of MMPL from the acquisition date of January 6, 2014 have been consolidated in the accompanying consolidated financial statements. During the year ending March 31, 2015, the Company invested $4,906,760 to acquire 8.17% of MMPL This investment was necessary to support local management in executing its growth plans. No direct investment was made by the Company to MMPL during the year ending March 31, 2016.
At March 31, 2015 DDPL and MMPL entered into a business transfer agreement, in which DDPL acquired substantially all of MMPL. As these entities were previously accounted for as a business combination on January 6, 2014, this transaction was accounted for as an equity transaction in the consolidated financial statements due to maintaining financial control over MMPL.
Net income or loss and comprehensive income or loss are attributed to controlling and noncontrolling interests. We elected to utilize a weighted average value calculation based on relative ownership interest of MoneyOnMobile for the year ended March 31, 2016. In fiscal year ended March 31, 2015 this calculation was based on relative ownership interest of each individual entity: DPPL and MMPL. As of March 31, 2015, the allocation of DPPL and MMPL to our controlling interest was 71.9% and 7.0%, respectively. During the year ended March 31, 2016, the Company invested $3,184,614 to purchase additional shares of DPPL. As of March 31, 2016 the weighted average ownership allocation MoneyOnMobile to our controlling interest was 72.5%.